Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK GLOBAL ALLOCATION FUND, INC. - Investor C Shares	Feb. 26, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 189
Expense Example, No Redemption, 3 Years	595
Expense Example, No Redemption, 5 Years	1,027
Expense Example, No Redemption, 10 Years	$ 2,031